Schedule of Reconciliation of Income Taxes Computed at U.S. Federal Statutory Income Tax Rate (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
U.S. federal income taxes at statutory rate			$ (6,711,527)
State and local income tax, net of federal benefit			30,272
Permanent tax adjustments
Pre-IPO Income			3,677,549
Noncontrolling interest			1,700,704
FMV of Warrant			(53,088)
Remeasurement of TRA
Change in valuation allowance			1,386,362
Other
Income tax expense (benefit)	$ 7,786		$ 30,272